Balance Sheet Detail (Tables)	9 Months Ended
Sep. 30, 2013
Property and Equipment

Property and equipment, net consisted of the following:

	Useful Life	December 31,		September 30, 2013
		2011	2012
	(in months)	(in thousands)
				(unaudited)
Computer equipment and software	36–60	$7,605	$14,642	$19,794
Furniture and fixtures	36	870	1,578	2,596
Leasehold improvements	5–65	1,169	2,053	4,917
Work in progress		—	—	2,793

		9,644	18,273	30,100
Less: Accumulated depreciation		(4,080)	(7,927)	(11,916)

		$5,564	$10,346	$18,184

Accrued Compensation and Other Employee Related Benefits

Accrued compensation and other employee related benefits consisted of the following:

	December 31,		September 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
Accrued commissions	$3,548	$6,609	$6,840
Accrued bonuses	1,627	3,443	4,495
Accrued vacation	1,100	2,220	4,045
Other accrued compensation and employee related benefits	357	898	1,848

Total	$6,632	$13,170	$17,228